UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                              ----------------
        This Amendment (Check only one.):   [ ]  is a restatement
                                            [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:      EJF Capital LLC

Address:   2107 Wilson Boulevard, Suite 410
           Arlington, VA  22201

Form 13F File Number:  28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Neal J. Wilson
Title:     Chief Operating Officer
Phone:     703-875-0591

Signature, Place, and Date of Signing:

 /s/ Neal J. Wilson             Arlington, VA                  2/12/2008
 ----------------------      ----------------------       ----------------------
  Neal J. Wilson                   Place                         Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     63

Form 13F Information Table Value Total:     $76,366(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 NONE

                                                 FORM 13F INFORMATION TABLE
                                                               VALUE    SHARES/  SH/   PUT/  INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER              TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN   CALL  DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------    ----------------  --------- --------  -------  ---   ----  ------- -------- ------- ------ ------
Flextronics Intl Ltd Equity                ORD      Y2573F102   1,242    103,000  SH           SOLE           103,000    0     0
Core Laboratories N.V. Equity              COM      N22717107     125      1,000  SH           SOLE             1,000    0     0
American Express Co Equity                 COM       25816109   2,081     40,000  SH           SOLE            40,000    0     0
Brocade Communications Sys Equity          COM      111621306      37      5,000  SH           SOLE             5,000    0     0
Centex Corp Equity                         COM      152312104     253     10,000  SH           SOLE            10,000    0     0
Citrix Systems Inc Equity                  COM      177376100     190      5,000  SH           SOLE             5,000    0     0
Coleman Cable Inc Equity                   COM      193459302     120     12,689  SH           SOLE            12,689    0     0
Corning Inc Equity                         COM      219350105   2,279     95,000  SH           SOLE            95,000    0     0
Delta Air Lines Inc Equity                 COM      247361702     298     20,000  SH           SOLE            20,000    0     0
Grubb & Ellis Co Equity                    COM      400095204   2,820    440,000  SH           SOLE           440,000    0     0
Memc Electronic Materials Equity           COM      552715104   2,212     25,000  SH           SOLE            25,000    0     0
Mcdermott Intl Inc Equity                  COM      580037109     148      2,500  SH           SOLE             2,500    0     0
Nokia Corp-Spon Adr Equity                 ADR      654902204     768     20,000  SH           SOLE            20,000    0     0
Noble Energy Inc Equity                    COM      655044105     159      2,000  SH           SOLE             2,000    0     0
Northwest Airlines Equity                  COM      667280408     363     25,000  SH           SOLE            25,000    0     0
Nucor Corp Equity                          COM      670346105   1,184     20,000  SH           SOLE            20,000    0     0
Oceaneering Intl Inc Equity                COM      675232102     168      2,500  SH           SOLE             2,500    0     0
Pinnacle Gas Resources Inc Equity          COM      723464301      46     10,000  SH           SOLE            10,000    0     0
Qualcomm Inc Equity                        COM      747525103   1,062     27,000  SH           SOLE            27,000    0     0
Republic Airways Holdings In Equity        COM      760276105   2,251    114,925  SH           SOLE           114,925    0     0
Rio Tinto Plc-Spon Adr Equity              ADR      767204100     525      1,250  SH           SOLE             1,250    0     0
Riverbed Technology Inc Equity             COM      768573107     134      5,000  SH           SOLE             5,000    0     0
Schlumberger Ltd Equity                    COM      806857108   1,476     15,000  SH           SOLE            15,000    0     0
Sigma Designs Inc Equity                   COM      826565103     828     15,000  SH           SOLE            15,000    0     0
Sonus Networks Inc Equity                  COM      835916107     875    150,000  SH           SOLE           150,000    0     0
Superior Energy Services Inc Equity        COM      868157108     974     28,300  SH           SOLE            28,300    0     0
United States Steel Corp Equity            COM      912909108     605      5,000  SH           SOLE             5,000    0     0
Trina Solar Ltd-Spon Adr Equity            ADR      89628E104   5,380    100,000  SH           SOLE           100,000    0     0
Usec Inc Equity                            COM      90333E108   2,160    240,000  SH           SOLE           240,000    0     0
Arris Group Inc Equity                     COM      04269Q100     115     11,500  SH           SOLE            11,500    0     0
Blackstone Group Lp/The Equity             COM      09253U108     553     25,000  SH           SOLE            25,000    0     0
CME Group Inc Equity                       COM      12572Q105     686      1,000  SH           SOLE             1,000    0     0
Cameron International Corp Equity          COM      13342B105     120      2,500  SH           SOLE             2,500    0     0
Cisco Systems Inc Equity                   COM      17275R102   4,737    175,000  SH           SOLE           175,000    0     0
Dr Horton Inc Equity                       COM      23331A109     263     20,000  SH           SOLE            20,000    0     0
Devon Energy Corporation Equity            COM      25179M103     178      2,000  SH           SOLE             2,000    0     0
Evergreen Solar Inc Equity                 COM      30033R108      86      5,000  SH           SOLE             5,000    0     0
Freeport-Mcmoran Copper-B Equity           COM      35671D857   1,639     16,000  SH           SOLE            16,000    0     0
Genesis Lease Ltd-Ads Equity               COM      37183T107     717     38,200  SH           SOLE            38,200    0     0
Grant Prideco Inc Equity                   COM      38821G101   1,665     30,000  SH           SOLE            30,000    0     0
Horsehead Holding Corp Equity              COM      440694305   7,269    428,357  SH           SOLE           428,357    0     0
Interactive Brokers Gro-Cl A Equity        COM      45841N107     808     25,000  SH           SOLE            25,000    0     0
Ldk Solar Co Ltd Adr Equity                ADR      50183L107   3,291     70,000  SH           SOLE            70,000    0     0
Pmi Group Inc/The Equity                   COM      69344M101     133     10,000  SH           SOLE            10,000    0     0
Powershares Qqq Equity                     COM      73935A104     512     10,000  SH           SOLE            10,000    0     0
Slm Corp Equity                            COM      78442P106   2,215    110,000  SH           SOLE           110,000    0     0
Spdr Trust Series 1 Equity                 COM      78462F103   1,462     10,000  SH           SOLE            10,000    0     0
Sirius Satellite Radio inc Equity          COM      82966U103     258     85,000  SH           SOLE            85,000    0     0
Suntech Power Holdings-Adr Equity          ADR      86800C104     955     11,600  SH           SOLE            11,600    0     0
Synaptics Inc Equity                       COM      87157D109     144      3,500  SH           SOLE             3,500    0     0
Ameritrade Holding Corp Equity             COM      87236Y108   7,021    350,000  SH           SOLE           350,000    0     0
Teck Cominco Ltd-Cl B Equity               COM      878742204     357     10,000  SH           SOLE            10,000    0     0
Ucbh Holdings Inc Equity                   COM      90262T308     354     25,000  SH           SOLE            25,000    0     0
Universal Display Corp Equity              COM      91347P105     120      5,800  SH           SOLE             5,800    0     0
Valero Energy Corp Equity                  COM      91913Y100     350      5,000  SH           SOLE             5,000    0     0
Yingli Green Energy Hold Adr Equity        ADR      98584B103     387     10,000  SH           SOLE            10,000    0     0
January 08 Calls On Ayr Us @ 30 Option     CALL     G0129K904       2        100  SH   CALL    SOLE               100    0     0
Aircastle Ltd Equity                       COM      G0129K104   8,634    327,900  SH           SOLE           327,900    0     0
Aercap Holdings Nv Equity                  COM      N00985106     417     20,000  SH           SOLE            20,000    0     0
June 08 Puts On Dal Us @ 12.5 Option       PUT      247361952      38        200  SH   PUT     SOLE               200    0     0
April 08 Puts On Etfc Us @ 3 Option        PUT      269246954      28        557  SH   PUT     SOLE               557    0     0
June 08 Puts On Nwa Us @ 12.5 Option       PUT      667280958      35        200  SH   PUT     SOLE               200    0     0
July 08 Puts On Slm Us @ 17.5 Option       PUT      78442P956      55        250  SH   PUT     SOLE               250    0     0
